Multi-Manager Small Cap Equity Strategies Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 0.9%
Diversified Telecommunication Services 0.0%
ATN International, Inc.	34,196	485,925
Bandwidth, Inc., Class A(a)	34,308	480,998
Liberty Latin America Ltd., Class C(a)	76,428	382,140
Total		1,349,063
Entertainment 0.3%
Eventbrite, Inc., Class A(a)	10,700	25,252
Madison Square Garden Entertainment Corp.(a)	108,670	4,032,744
Playstudios, Inc.(a)	48,861	65,474
Playtika Holding Corp.	34,981	165,810
Roku, Inc.(a)	22,705	1,645,204
Total		5,934,484
Interactive Media & Services 0.3%
Match Group, Inc.	62,608	1,874,484
Nextdoor Holdings, Inc.(a)	196,946	301,327
Outbrain, Inc.(a)	107,694	277,851
Shutterstock, Inc.	114,500	2,112,525
Travelzoo(a)	17,354	240,179
ZoomInfo Technologies, Inc.(a)	132,000	1,260,600
Total		6,066,966
Media 0.3%
Emerald Holding, Inc.	139,200	637,536
iHeartMedia, Inc., Class A(a)	55,217	72,334
Integral Ad Science Holding Corp.(a)	33,690	274,237
National CineMedia, Inc.	88,400	481,780
Scholastic Corp.	114,660	1,980,178
Stagwell, Inc.(a)	339,732	1,515,205
TEGNA, Inc.	97,900	1,636,888
Total		6,598,158
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	25,797	417,911
Total Communication Services		20,366,582
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.1%
Automobile Components 1.6%
Adient PLC(a)	142,100	2,215,339
American Axle & Manufacturing Holdings, Inc.(a)	256,290	1,125,113
Cooper-Standard Holding, Inc.(a)	27,166	625,905
Dana, Inc.	365,042	6,070,649
Fox Factory Holding Corp.(a)	75,400	1,934,010
Gentex Corp.	92,300	1,990,911
Goodyear Tire & Rubber Co. (The)(a)	117,200	1,337,252
LCI Industries	52,203	4,548,969
Lear Corp.	25,200	2,278,584
Modine Manufacturing Co.(a)	76,278	6,926,042
Phinia, Inc.	23,600	1,024,240
Solid Power, Inc.(a)	137,561	214,595
Stoneridge, Inc.(a)	26,199	131,519
Visteon Corp.(a)	74,398	6,281,051
Total		36,704,179
Automobiles 0.2%
Harley-Davidson, Inc.	89,500	2,166,795
Thor Industries, Inc.	22,200	1,802,418
Total		3,969,213
Broadline Retail 0.3%
1stdibs.com, Inc.(a)	13,567	34,053
Dillard’s, Inc., Class A	1,845	730,657
Global-e Online Ltd.(a)	67,922	2,164,674
Ollie’s Bargain Outlet Holdings, Inc.(a)	25,635	2,857,021
Total		5,786,405
Distributors 0.0%
A-Mark Precious Metals, Inc.	11,230	221,568
Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.(a)	4,200	554,526
Bright Horizons Family Solutions, Inc.(a)	95,775	12,374,130
Laureate Education, Inc., Class A(a)	81,400	1,831,500
Total		14,760,156

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.6%
Accel Entertainment, Inc.(a)	137,900	1,547,238
Bloomin’ Brands, Inc.	241,000	1,838,830
Boyd Gaming Corp.	86,807	6,507,921
Dave & Buster’s Entertainment, Inc.(a)	27,500	603,900
Denny’s Corp.(a)	398,200	1,521,124
El Pollo Loco Holdings, Inc.(a)	99,100	1,040,550
First Watch Restaurant Group, Inc.(a)	226,152	3,491,787
Hilton Grand Vacations, Inc.(a)	52,400	2,000,108
International Game Technology PLC	125,100	1,840,221
Life Time Group Holdings, Inc.(a)	409,832	11,721,195
Marriott Vacations Worldwide Corp.	30,700	2,021,902
Monarch Casino & Resort, Inc.	20,600	1,725,044
Papa John’s International, Inc.	15,900	719,475
Planet Fitness, Inc., Class A(a)	61,178	6,290,934
Six Flags Entertainment Corp.	164,594	5,523,774
Travel + Leisure Co.	47,600	2,311,932
United Parks & Resorts, Inc.(a)	45,400	2,033,466
Wyndham Hotels & Resorts, Inc.	52,755	4,367,059
Total		57,106,460
Household Durables 1.8%
Beazer Homes USA, Inc.(a)	25,300	519,156
Century Communities, Inc.	16,700	866,229
Cricut, Inc.	38,493	233,268
Ethan Allen Interiors, Inc.	63,576	1,661,241
Flexsteel Industries, Inc.	7,414	225,163
GoPro, Inc., Class A(a)	212,051	140,590
Green Brick Partners, Inc.(a)	20,800	1,215,760
Helen of Troy Ltd.(a)	157,163	4,226,113
Hooker Furnishings Corp.	503	4,939
iRobot Corp.(a)	41,469	127,310
KB Home	122,975	6,343,050
La-Z-Boy, Inc.	48,174	2,018,009
Legacy Housing Corp.(a)	41,100	916,119
Leggett & Platt, Inc.	146,700	1,329,102
LGI Homes, Inc.(a)	17,200	861,720
M/I Homes, Inc.(a)	10,208	1,088,275
Meritage Homes Corp.	97,408	6,196,123
Sonos, Inc.(a)	213,651	2,196,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Taylor Morrison Home Corp., Class A(a)	104,108	5,859,198
Traeger, Inc.(a)	33,225	45,851
Tri Pointe Homes, Inc.(a)	151,809	4,475,329
Universal Electronics, Inc.(a)	16,375	108,239
Total		40,657,116
Leisure Products 0.3%
Brunswick Corp.	45,800	2,318,396
Funko, Inc., Class A(a)	134,014	561,519
Johnson Outdoors, Inc., Class A	55,714	1,514,863
MasterCraft Boat Holdings, Inc.(a)	9,606	163,398
Polaris, Inc.	57,400	2,251,228
Total		6,809,404
Specialty Retail 1.8%
1-800-Flowers.com, Inc., Class A(a)	103,811	510,750
Advance Auto Parts, Inc.	35,900	1,720,687
Arhaus, Inc.(a)	256,330	2,301,843
Asbury Automotive Group, Inc.(a)	4,300	980,013
Bark, Inc.(a)	257,388	332,031
Designer Brands, Inc.	53,671	190,532
Floor & Decor Holdings, Inc., Class A(a)	36,689	2,630,234
Genesco, Inc.(a)	75,261	1,635,422
Group 1 Automotive, Inc.	3,700	1,568,504
Haverty Furniture Companies, Inc.	170,963	3,583,385
Lands’ End, Inc.(a)	36,562	307,852
Lithia Motors, Inc., Class A	17,287	5,478,423
MarineMax, Inc.(a)	54,400	1,153,280
OneWater Marine, Inc., Class A(a)	114,900	1,697,073
PetMed Express, Inc.(a)	142,800	528,360
Shoe Carnival, Inc.	5,555	106,767
Signet Jewelers Ltd.	29,900	1,990,443
Sleep Number Corp.(a)	120,506	1,296,645
Sonic Automotive, Inc., Class A	92,168	6,445,308
Sportsman’s Warehouse Holdings, Inc.(a)	97,440	184,162
Stitch Fix, Inc., Class A(a)	537,196	2,374,406
ThredUp, Inc., Class A(a)	92,108	663,178
Winmark Corp.	1,964	834,346
Zumiez, Inc.(a)	118,106	1,475,144
Total		39,988,788
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	26,300	825,031
Columbia Sportswear Co.	62,098	3,960,611
Figs, Inc., Class A(a)	41,565	180,808
G-III Apparel Group Ltd.(a)	91,603	2,661,067
Movado Group, Inc.	81,877	1,326,407
Oxford Industries, Inc.	39,300	2,109,624
PVH Corp.	15,700	1,315,189
Steven Madden Ltd.	50,600	1,247,290
Superior Group of Cos, Inc.	17,513	172,678
Wolverine World Wide, Inc.	270,484	4,614,457
Total		18,413,162
Total Consumer Discretionary		224,416,451
Consumer Staples 2.7%
Beverages 0.0%
MGP Ingredients, Inc.	17,900	526,618
Zevia PBC, Class A(a)	5,136	13,970
Total		540,588
Consumer Staples Distribution & Retail 1.1%
Andersons, Inc. (The)	95,566	3,393,549
PriceSmart, Inc.	36,704	3,963,298
SpartanNash Co.	69,837	1,359,028
Sprouts Farmers Market, Inc.(a)	39,439	6,817,425
The Chefs’ Warehouse(a)	133,076	8,487,587
Total		24,020,887
Food Products 0.7%
Calavo Growers, Inc.	20,657	569,100
Dole PLC	126,730	1,794,497
Fresh Del Monte Produce, Inc.	43,183	1,525,224
Freshpet, Inc.(a)	40,498	3,246,320
John B. Sanfilippo & Son, Inc.	21,800	1,354,652
Limoneira Co.	9,503	150,052
Pilgrim’s Pride Corp.	26,345	1,295,120
Utz Brands, Inc.	277,597	3,672,608
WK Kellogg Co.	102,000	1,725,840
Total		15,333,413
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.5%
Central Garden & Pet Co.(a)	31,600	1,139,496
Central Garden & Pet Co., Class A(a)	29,138	931,542
Energizer Holdings, Inc.	42,200	982,838
WD-40 Co.	35,175	8,569,685
Total		11,623,561
Personal Care Products 0.4%
Edgewell Personal Care Co.	30,800	850,696
Herbalife Ltd.(a)	382,801	2,989,676
Interparfums, Inc.	4,700	640,234
Medifast, Inc.(a)	76,710	1,079,310
Nature’s Sunshine Products, Inc.(a)	19,038	294,327
Usana Health Sciences, Inc.(a)	90,279	2,696,634
Total		8,550,877
Total Consumer Staples		60,069,326
Energy 4.3%
Energy Equipment & Services 1.6%
Cactus, Inc., Class A	133,678	5,480,798
Core Laboratories, Inc.	92,400	993,300
DMC Global Inc(a)	73,842	477,019
Expro Group Holdings NV(a)	241,449	2,008,856
Innovex International, Inc.(a)	137,500	1,897,500
Liberty Energy, Inc., Class A	337,097	3,906,954
National Energy Services Reunited Corp.(a)	129,600	801,576
NOV, Inc.	161,000	1,932,000
NPK International, Inc.(a)	206,552	1,671,006
Oil States International, Inc.(a)	335,117	1,457,759
ProFrac Holding Corp., Class A(a)	217,200	1,811,448
ProPetro Holding Corp.(a)	349,341	1,886,441
Ranger Energy Services, Inc., Class A	44,850	477,653
RPC, Inc.	648,226	2,878,123
Select Energy Services, Inc., Class A	177,100	1,423,884
TechnipFMC PLC	169,626	5,283,850
Total		34,388,167

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.7%
Amplify Energy Corp.(a)	176,259	505,863
Baytex Energy Corp.	1,204,488	1,939,226
Berry Corp.	234,434	560,297
BKV Corp.(a)	15,336	329,724
California Resources Corp.	28,200	1,245,594
Comstock Resources, Inc.(a)	11,948	278,389
Crescent Energy Co., Class A	244,875	2,054,501
CVR Energy, Inc.	92,100	2,154,219
Delek U.S. Holdings, Inc.	128,500	2,473,625
Excelerate Energy, Inc., Class A	142,326	4,003,630
Granite Ridge Resources, Inc.	50,328	282,843
Gulfport Energy Corp.(a)	23,286	4,459,269
International Seaways, Inc.	30,500	1,130,025
Kosmos Energy Ltd.(a)	1,215,800	2,018,228
Matador Resources Co.	88,540	3,808,106
Murphy Oil Corp.	95,700	2,003,001
NextDecade Corp.(a)	296,700	2,456,676
Northern Oil & Gas, Inc.	85,300	2,267,274
Par Pacific Holdings, Inc.(a)	122,300	2,640,457
PBF Energy, Inc., Class A	107,200	2,042,160
REX American Resources Corp.(a)	73,442	3,094,846
Talos Energy, Inc.(a)	282,500	2,271,300
Teekay Tankers Ltd., Class A	106,616	4,711,361
VAALCO Energy, Inc.	595,800	1,888,686
Vital Energy, Inc.(a)	131,400	1,955,232
World Kinect Corp.	300,894	8,241,487
Total		60,816,019
Total Energy		95,204,186
Financials 17.9%
Banks 10.5%
1st Source Corp.	42,000	2,543,520
Amalgamated Financial Corp.	14,851	448,797
Amerant Bancorp, Inc.	154,003	2,699,673
Ameris Bancorp	46,431	2,854,114
Arrow Financial Corp.	26,354	678,616
Associated Banc-Corp.	93,808	2,173,531
Banc of California, Inc.	603,533	8,280,473
Bank of Marin Bancorp	23,700	505,047
Common Stocks (continued)
Issuer	Shares	Value ($)
Bank of NT Butterfield & Son Ltd. (The)	63,166	2,663,079
Bank7 Corp.	6,601	254,931
BankUnited, Inc.	313,722	10,660,274
Bankwell Financial Group, Inc.	4,855	168,517
Baycom Corp.	23,584	622,382
BCB Bancorp, Inc.	15,263	123,630
Berkshire Hills Bancorp, Inc.	181,510	4,494,188
Bridgewater Bancshares, Inc.(a)	38,000	556,320
Brookline Bancorp, Inc.	242,124	2,501,141
Burke & Herbert Financial Services Corp.	19,200	1,092,864
Business First Bancshares, Inc.	15,061	358,301
Byline Bancorp, Inc.	31,161	806,135
California BanCorp.(a)	38,400	573,696
Camden National Corp.	25,900	1,018,906
Capital Bancorp, Inc.	31,007	1,001,526
Capital City Bank Group, Inc.	13,118	495,073
Capitol Federal Financial, Inc.	408,100	2,330,251
Carter Bankshares, Inc.(a)	41,700	685,965
Cathay General Bancorp	25,700	1,101,374
Central Pacific Financial Corp.	92,896	2,480,323
Chemung Financial Corp.	1,044	48,932
Civista Bancshares, Inc.	45,863	1,034,211
CNB Financial Corp.	50,954	1,104,173
Columbia Banking System, Inc.	74,000	1,730,120
Community Trust Bancorp, Inc.	45,985	2,347,534
ConnectOne Bancorp, Inc.	144,286	3,314,249
Cullen/Frost Bankers, Inc.	8,898	1,129,868
Dime Community Bancshares, Inc.	37,200	954,552
Eagle Bancorp, Inc.	106,900	1,881,440
Eastern Bankshares, Inc.	41,857	627,855
Enterprise Financial Services Corp.	36,399	1,926,963
Equity Bancshares, Inc., Class A	8,727	339,829
Farmers National Banc Corp.	21,264	281,323
FB Financial Corp.	87,430	3,816,319
Financial Institutions, Inc.	64,600	1,667,972
First BanCorp	400,658	8,005,147
First Bank	3,590	52,163
First Busey Corp.	101,809	2,252,015
First Business Financial Services, Inc.	4,735	230,926
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First Commonwealth Financial Corp.	132,108	2,063,527
First Financial Corp.	47,261	2,450,010
First Foundation, Inc.(a)	301,800	1,557,288
First Hawaiian, Inc.	85,400	2,039,352
First Internet Bancorp	32,840	796,370
First Interstate Bancsystem, Inc.	55,800	1,514,970
First Merchants Corp.	13,731	517,659
First Mid Bancshares, Inc.	15,100	532,728
First of Long Island Corp. (The)	44,000	522,280
Five Star Bancorp	7,380	206,345
Flagstar Financial, Inc.	187,600	2,161,152
Flushing Financial Corp.	257,105	3,092,973
Great Southern Bancorp, Inc.	26,103	1,460,202
Guaranty Bancshares, Inc.	11,508	475,741
Hancock Whitney Corp.	4,668	255,200
Hanmi Financial Corp.	182,862	4,191,197
HBT Financial, Inc.	2,999	70,177
Heritage Commerce Corp.	251,253	2,326,603
Heritage Financial Corp.	67,275	1,572,889
Hilltop Holdings, Inc.	231,884	6,914,781
Hingham Institution for Savings	6,700	1,624,147
Home Bancorp, Inc.	16,860	849,744
Home Bancshares, Inc.	118,120	3,341,615
HomeStreet, Inc.(a)	53,500	697,105
HomeTrust Bancshares, Inc.	14,097	508,761
Hope Bancorp, Inc.	227,000	2,279,080
Horizon Bancorp, Inc.	120,600	1,789,704
Independent Bank Corp.	29,400	1,808,100
Independent Bank Corp.	46,527	1,466,996
Investar Holding Corp.	2,716	51,631
Kearny Financial Corp.	385,405	2,323,992
Lakeland Financial Corp.	738	44,184
Live Oak Bancshares, Inc.	110,670	3,037,891
Mercantile Bank Corp.	35,397	1,563,132
Metropolitan Bank Holding Corp.(a)	28,914	1,869,868
Mid Penn Bancorp, Inc.	22,600	602,290
Midland States Bancorp, Inc.	97,015	1,637,613
MidWestOne Financial Group, Inc.	41,600	1,196,000
MVB Financial Corp.	1,821	35,619
Common Stocks (continued)
Issuer	Shares	Value ($)
NB Bancorp, Inc.(a)	88,900	1,497,965
NBT Bancorp, Inc.	23,870	998,960
Nicolet Bankshares, Inc.	7,321	897,847
Northeast Bank	7,130	597,708
Northeast Community Bancorp, Inc.	9,027	204,191
Northfield Bancorp, Inc.	235,827	2,754,459
Northrim BanCorp, Inc.	12,900	1,181,640
OceanFirst Financial Corp.	223,764	3,761,473
OFG Bancorp	86,053	3,540,220
Orange County Bancorp, Inc.	6,736	172,240
Origin Bancorp, Inc.	55,934	1,906,790
Pacific Premier Bancorp, Inc.	112,700	2,389,240
PCB Bancorp	2,483	48,021
Peapack-Gladstone Financial Corp.	86,982	2,385,046
Peoples Financial Services Corp.	11,600	557,496
Pinnacle Financial Partners, Inc.	48,441	5,148,309
Preferred Bank	28,045	2,344,842
Primis Financial Corp.	14,807	140,222
Prosperity Bancshares, Inc.	23,635	1,646,178
Provident Bancorp, Inc.(a)	7,884	89,799
Provident Financial Services, Inc.	139,959	2,337,315
QCR Holdings, Inc.	22,868	1,539,016
RBB Bancorp	43,552	739,513
Red River Bancshares, Inc.	1,059	59,399
Republic Bancorp, Inc.	7,840	537,354
Shore Bancshares, Inc.	35,247	510,729
Sierra Bancorp	35,458	970,485
Simmons First National Corp., Class A	123,200	2,311,232
SmartFinancial, Inc.	2,459	78,147
South Plains Financial, Inc.	24,780	891,337
Southern Missouri Bancorp, Inc.	20,700	1,090,062
Texas Capital Bancshares, Inc.(a)	123,462	8,850,991
Third Coast Bancshares, Inc.(a)	33,367	1,023,032
Tompkins Financial Corp.	30,988	1,902,663
Towne Bank	71,535	2,472,250
Trico Bancshares	75,263	3,002,994
TrustCo Bank Corp.	53,160	1,650,086
Trustmark Corp.	25,926	893,410
United Bankshares, Inc.	159,915	5,779,328

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unity Bancorp, Inc.	9,079	401,337
Univest Corporation of Pennsylvania	60,100	1,774,152
Valley National Bancorp	174,600	1,532,988
Veritex Holdings, Inc.	118,858	2,876,364
WaFd, Inc.	111,974	3,182,301
Washington Trust Bancorp, Inc.	77,200	2,135,352
WesBanco, Inc.	69,660	2,144,135
Westamerica BanCorp	18,667	896,949
Zions Bancorp	27,479	1,301,405
Total		233,514,126
Capital Markets 0.9%
Diamond Hill Investment Group, Inc.	8,000	1,130,080
Evercore, Inc., Class A	13,683	3,167,478
Federated Hermes, Inc., Class B	57,000	2,405,400
Hamilton Lane, Inc., Class A	31,468	4,688,732
Piper Sandler Companies	22,681	5,703,138
SEI Investments Co.	14,459	1,232,774
Virtus Investment Partners, Inc.	12,400	2,116,680
Total		20,444,282
Consumer Finance 1.2%
Ally Financial, Inc.	98,702	3,454,570
Atlanticus Holdings Corp.(a)	1,140	55,917
Bread Financial Holdings, Inc.	195,447	10,014,704
Green Dot Corp., Class A(a)	144,695	1,336,982
LendingTree, Inc.(a)	23,801	833,511
Navient Corp.	161,300	2,167,872
PRA Group, Inc.(a)	88,542	1,256,411
PROG Holdings, Inc.	135,088	3,894,587
Regional Management Corp.	16,372	433,040
SLM Corp.	65,800	2,129,946
Upstart Holdings, Inc.(a)	16,614	783,682
Total		26,361,222
Financial Services 2.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	5,341	219,088
Cass Information Systems, Inc.	24,400	1,032,120
Corebridge Financial, Inc.	44,399	1,447,851
Enact Holdings, Inc.	131,397	4,651,454
Essent Group Ltd.	39,000	2,262,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Euronet Worldwide, Inc.(a)	22,200	2,403,816
FS Bancorp, Inc.	3,411	131,016
International Money Express, Inc.(a)	123,100	1,357,793
Jack Henry & Associates, Inc.	5,507	997,703
Jackson Financial, Inc., Class A	367	30,061
Marqeta, Inc., Class A(a)	662,401	3,563,717
Merchants Bancorp	116,150	3,719,123
MGIC Investment Corp.	68,200	1,803,890
NMI Holdings, Inc., Class A(a)	61,200	2,430,864
Onity Group, Inc.(a)	12,047	446,462
Paysafe Ltd.(a)	182,146	2,249,503
PennyMac Financial Services, Inc.	72,107	6,922,272
Radian Group, Inc.	151,998	5,190,732
Remitly Global, Inc.(a)	168,974	3,609,285
Western Union Co. (The)	218,700	2,029,536
WEX, Inc.(a)	17,600	2,339,568
Total		48,837,854
Insurance 2.9%
Ambac Financial Group, Inc.(a)	156,800	1,227,744
Assured Guaranty Ltd.	13,100	1,107,605
Bowhead Specialty Holdings, Inc.(a)	24,978	931,679
CNO Financial Group, Inc.	169,135	6,420,365
Donegal Group, Inc., Class A	41,096	830,139
eHealth, Inc.(a)	27,710	113,611
Employers Holdings, Inc.	68,629	3,340,174
F&G Annuities & Life, Inc.	60,700	1,939,972
Fidelis Insurance Holdings Ltd.	232,337	4,061,251
Genworth Financial, Inc., Class A(a)	402,191	2,835,447
Globe Life, Inc.	31,729	3,866,813
Greenlight Capital Re Ltd., Class A(a)	19,494	281,493
Hanover Insurance Group, Inc. (The)	16,111	2,835,214
Heritage Insurance Holdings, Inc.(a)	143,610	3,514,137
Horace Mann Educators Corp.	56,687	2,461,916
James River Group Holdings Ltd.	97,492	567,404
Kemper Corp.	37,600	2,396,248
Lincoln National Corp.	34,500	1,143,330
Mercury General Corp.	68,832	4,438,287
Oscar Health, Inc., Class A(a)	187,435	2,586,603
Reinsurance Group of America, Inc.	21,215	4,312,797
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RLI Corp.	2,329	179,030
Safety Insurance Group, Inc.	14,367	1,180,105
Selective Insurance Group, Inc.	17,200	1,513,944
Selectquote, Inc.(a)	90,365	196,092
SiriusPoint Ltd.(a)	2,632	51,561
Skyward Specialty Insurance Group, Inc.(a)	43,092	2,729,878
Stewart Information Services Corp.	25,000	1,508,500
United Fire Group, Inc.	44,518	1,266,537
United Insurance Holdings Corp.	9,219	99,565
Universal Insurance Holdings, Inc.	50,920	1,381,969
White Mountains Insurance Group Ltd.	1,220	2,177,456
Total		63,496,866
Mortgage Real Estate Investment Trusts (REITS) 0.2%
AG Mortgage Investment Trust, Inc.	3,900	27,144
Apollo Commercial Real Estate Finance, Inc.	116,300	1,143,229
Ares Commercial Real Estate Corp.	225,600	1,040,016
BrightSpire Capital, Inc.	253,407	1,282,240
Claros Mortgage Trust, Inc.	207,700	533,789
Granite Point Mortgage Trust, Inc.	394,826	1,022,599
Total		5,049,017
Total Financials		397,703,367
Health Care 11.5%
Biotechnology 4.6%
Agios Pharmaceuticals, Inc.(a)	48,967	1,571,351
Akebia Therapeutics, Inc.(a)	167,520	507,586
Alkermes PLC(a)	160,484	4,912,415
Anika Therapeutics, Inc.(a)	24,618	274,491
Apogee Therapeutics, Inc.(a)	98,102	3,594,457
Arcellx, Inc.(a)	75,486	4,684,661
Arcturus Therapeutics Holdings, Inc.(a)	26,696	334,501
Aurnia Pharmaceuticals, Inc.(a)	122,695	961,929
Biohaven Ltd.(a)	142,036	2,103,553
Blueprint Medicines Corp.(a)	74,154	7,515,508
CareDx, Inc.(a)	150,500	2,556,995
Caribou Biosciences, Inc.(a)	408,058	432,542
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Cytokinetics, Inc.(a)	86,133	2,671,846
Disc Medicine, Inc.(a)	73,135	3,413,942
Dyne Therapeutics, Inc.(a)	196,038	2,344,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Enanta Pharmaceuticals, Inc.(a)	8,655	51,324
Entrada Therapeutics, Inc.(a)	44,539	338,496
Fate Therapeutics, Inc.(a)	411,154	497,496
Foghorn Therapeutics, Inc.(a)	9,143	37,303
Halozyme Therapeutics, Inc.(a)	53,285	2,987,690
Insmed, Inc.(a)	146,672	10,227,439
Ironwood Pharmaceuticals, Inc.(a)	48,002	28,758
iTeos Therapeutics, Inc.(a)	196,582	1,969,752
Kodiak Sciences, Inc.(a)	80,991	275,369
Kyverna Therapeutics, Inc.(a)	1,749	4,460
Lyell Immunopharma, Inc.(a)	32,236	14,077
MacroGenics, Inc.(a)	50,595	68,809
NewAmsterdam Pharma Co. NV(a)	104,025	1,883,893
Nuvalent, Inc., Class A(a)	4,220	314,854
Prothena Corp., PLC(a)	62,047	284,796
REGENXBIO, Inc.(a)	358,431	3,172,114
Relay Therapeutics, Inc.(a)	397,716	1,193,148
Revolution Medicines, Inc.(a)	150,408	5,926,075
Rhythm Pharmaceuticals, Inc.(a)	59,733	3,663,425
Sage Therapeutics, Inc.(a)	273,915	1,769,491
Sionna Therapeutics, Inc.(a)	230,079	3,149,782
Travere Therapeutics, Inc.(a)	68,289	1,025,701
Twist Bioscience Corp.(a)	94,677	2,774,036
Ultragenyx Pharmaceutical, Inc.(a)	56,542	1,924,124
Vanda Pharmaceuticals, Inc.(a)	68,699	298,154
Vaxcyte, Inc.(a)	99,686	3,238,798
Vericel Corp.(a)	221,899	9,163,319
Verve Therapeutics, Inc.(a)	335,162	1,491,471
Viking Therapeutics, Inc.(a)	56,993	1,527,412
Voyager Therapeutics, Inc.(a)	19,241	52,720
Xencor, Inc.(a)	157,644	1,261,152
Xenon Pharmaceuticals, Inc.(a)	98,011	2,827,617
Zentalis Pharmaceuticals, Inc.(a)	71,793	86,870
Total		101,410,317
Health Care Equipment & Supplies 3.2%
Accuray, Inc.(a)	90,823	138,959
Envista Holdings Corp.(a)	63,800	1,165,626
Establishment Labs Holdings, Inc.(a)	37,672	1,296,670
Glaukos Corp.(a)	43,101	4,063,993

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Inmode Ltd.(a)	144,400	2,116,904
Inogen, Inc.(a)	80,367	516,358
Integer Holdings Corp.(a)	17,933	2,129,723
iRhythm Technologies, Inc.(a)	40,108	5,635,174
Lantheus Holdings, Inc.(a)	60,213	4,549,694
LeMaitre Vascular, Inc.	169,731	13,951,888
LivaNova PLC(a)	58,500	2,530,125
Merit Medical Systems, Inc.(a)	231,047	21,956,396
OraSure Technologies, Inc.(a)	324,603	934,857
Orthofix Medical, Inc.(a)	30,087	338,479
PROCEPT BioRobotics Corp.(a)	53,562	3,106,596
TransMedics Group, Inc.(a)	22,081	2,806,937
Utah Medical Products, Inc.	17,800	980,424
Varex Imaging Corp.(a)	247,786	1,900,519
Zimvie, Inc.(a)	39,713	362,977
Total		70,482,299
Health Care Providers & Services 0.6%
Acadia Healthcare Co., Inc.(a)	94,200	2,132,688
Astrana Health, Inc.(a)	51,400	1,274,206
Aveanna Healthcare Holdings, Inc.(a)	54,572	290,869
Castle Biosciences, Inc.(a)	1,439	22,981
Chemed Corp.	1,508	866,859
Concentra Group Holdings Parent, Inc.	76,547	1,655,711
Hims & Hers Health, Inc., Class A(a)	27,628	1,562,639
Hinge Health, Inc., Class A(a)	70,933	2,755,038
LifeStance Health Group, Inc.(a)	53,600	318,384
National Research Corp., Class A	45,100	609,301
PACS Group, Inc.(a)	116,538	1,156,057
Select Medical Holdings Corp.	90,000	1,376,100
Total		14,020,833
Health Care Technology 0.7%
Evolent Health, Inc., Class A(a)	272,491	2,030,058
HealthStream, Inc.	38,252	1,071,821
Simulations Plus, Inc.	270,976	8,629,231
Waystar Holding Corp.(a)	120,441	4,815,231
Total		16,546,341
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.7%
10X Genomics, Inc., Class A(a)	140,964	1,343,387
Azenta, Inc.(a)	207,221	5,536,945
Codexis, Inc.(a)	129,019	296,744
Cytek Biosciences, Inc.(a)	188,183	521,267
Mesa Laboratories, Inc.	62,354	6,274,060
OmniAb, Inc.(a)	132,998	168,907
Personalis, Inc.(a)	2,703	12,515
Repligen Corp.(a)	74,435	8,788,540
Stevanato Group SpA	708,670	15,739,561
Total		38,681,926
Pharmaceuticals 0.7%
Amphastar Pharmaceuticals, Inc.(a)	69,900	1,797,129
ANI Pharmaceuticals, Inc.(a)	13,700	804,464
Atea Pharmaceuticals, Inc.(a)	33,201	98,607
Biote Corp., Class A(a)	32,529	112,550
Ligand Pharmaceuticals, Inc.(a)	34,708	3,546,811
Nektar Therapeutics(a)	342,062	247,824
Pacira Pharmaceuticals, Inc.(a)	219,866	5,681,337
Phibro Animal Health Corp., Class A	38,395	937,606
SIGA Technologies, Inc.	233,553	1,396,647
Terns Pharmaceuticals, Inc.(a)	17,280	53,741
Theravance Biopharma, Inc.(a)	8,000	73,280
Total		14,749,996
Total Health Care		255,891,712
Industrials 27.4%
Aerospace & Defense 1.6%
Aerovironment, Inc.(a)	35,487	6,317,751
AerSale Corp.(a)	164,459	968,663
Hexcel Corp.	51,216	2,708,814
Huntington Ingalls Industries, Inc.	22,174	4,946,132
Karman Holdings, Inc.(a)	121,591	5,211,390
Mercury Systems, Inc.(a)	191,588	9,435,709
National Presto Industries, Inc.	7,900	676,635
Rocket Lab Corp.(a)	163,154	4,370,896
V2X, Inc.(a)	5,738	259,817
Total		34,895,807
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A	4,554	153,515
Radiant Logistics, Inc.(a)	37,517	222,851
Total		376,366
Building Products 4.0%
AAON, Inc.	251,398	24,207,113
American Woodmark Corp.(a)	29,400	1,657,278
Apogee Enterprises, Inc.	32,200	1,244,530
Armstrong World Industries, Inc.	11,700	1,820,871
AZEK Co., Inc. (The)(a)	78,077	3,865,592
AZZ, Inc.	7,500	680,175
CSW Industrials, Inc.	50,060	15,307,847
Insteel Industries, Inc.	58,053	2,033,016
Janus International Group, Inc.(a)	269,500	2,201,815
JELD-WEN Holding, Inc.(a)	631,333	2,304,366
Resideo Technologies, Inc.(a)	107,200	2,219,040
Simpson Manufacturing Co., Inc.	138,741	21,601,974
Trex Company, Inc.(a)	162,235	9,064,070
Total		88,207,687
Commercial Services & Supplies 3.6%
ABM Industries, Inc.	32,500	1,711,125
ACV Auctions, Inc., Class A(a)	337,698	5,531,493
Brady Corp., Class A	6,200	432,574
Brink’s Co. (The)	24,300	1,994,058
Casella Waste Systems, Inc., Class A(a)	306,761	35,955,457
Ennis, Inc.	57,316	1,070,090
Healthcare Services Group, Inc.(a)	238,744	3,366,290
Interface, Inc.	35,700	717,213
MillerKnoll, Inc.	137,000	2,311,190
MSA Safety, Inc.	110,385	17,989,443
Pitney Bowes, Inc.	217,569	2,240,961
Steelcase, Inc., Class A	360,012	3,711,724
Tetra Tech, Inc.	23,701	828,113
Unifirst Corp.	5,600	1,055,936
Total		78,915,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.4%
Arcosa, Inc.	73,683	6,356,632
Construction Partners, Inc., Class A(a)	258,549	27,067,495
Fluor Corp.(a)	64,200	2,669,436
Great Lakes Dredge & Dock Corp.(a)	66,046	738,394
MasTec, Inc.(a)	16,281	2,538,696
Matrix Service Co.(a)	80,427	982,818
Orion Group Holdings, Inc.(a)	149,113	1,228,691
Tutor Perini Corp.(a)	201,135	7,417,859
Valmont Industries, Inc.	16,042	5,101,998
Total		54,102,019
Electrical Equipment 0.8%
Atkore, Inc.	25,300	1,647,030
NEXTracker, Inc., Class A(a)	176,642	10,013,835
Sensata Technologies Holding	59,400	1,547,964
Thermon(a)	72,900	1,891,026
Vicor Corp.(a)	82,222	3,588,168
Total		18,688,023
Ground Transportation 0.7%
Covenant Logistics Group, Inc., Class A	38,474	873,360
Heartland Express, Inc.	235,208	2,105,111
Landstar System, Inc.	30,999	4,253,683
Marten Transport Ltd.	181,916	2,372,185
Ryder System, Inc.	3,325	489,207
Saia, Inc.(a)	11,954	3,160,757
Schneider National, Inc., Class B	46,000	1,065,820
Werner Enterprises, Inc.	82,345	2,136,853
Total		16,456,976
Machinery 7.1%
Albany International Corp., Class A	33,800	2,233,166
Astec Industries, Inc.	44,724	1,757,206
Atmus Filtration Technologies, Inc.	47,200	1,700,144
Blue Bird Corp.(a)	35,500	1,373,850
Chart Industries, Inc.(a)	37,954	5,953,464
Columbus McKinnon Corp.	72,500	1,055,600
Donaldson Co., Inc.	23,310	1,621,210
Douglas Dynamics, Inc.	55,900	1,536,691
Esab Corp.	64,896	7,981,559

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ESCO Technologies, Inc.	109,982	19,933,138
Federal Signal Corp.	144,925	13,633,095
Gates Industrial Corp. PLC(a)	73,500	1,554,525
Graco, Inc.	50,301	4,258,483
Greenbrier Companies, Inc. (The)	47,132	2,124,239
Helios Technologies, Inc.	213,611	6,476,686
Hillenbrand, Inc.	105,900	2,069,286
Hillman Solutions Corp.(a)	786,180	5,691,943
Hyster-Yale Materials Handling, Inc.	2,687	107,910
ITT, Inc.	33,901	5,103,457
JBT Marel Corp.	34,394	3,948,775
Kadant, Inc.	18,970	5,954,873
Kennametal, Inc.	53,000	1,141,090
LB Foster Co., Class A(a)	37,142	701,612
Lindsay Corp.	26,820	3,738,708
Manitowoc Co., Inc. (The)(a)	87,623	920,918
Mayville Engineering Co., Inc.(a)	37,963	598,297
Miller Industries, Inc.	28,500	1,291,905
Proto Labs, Inc.(a)	29,200	1,079,816
RBC Bearings, Inc.(a)	60,222	22,033,423
REV Group, Inc.	20,600	772,294
Shyft Group, Inc. (The)	9,540	100,075
SPX Technologies, Inc.(a)	122,034	18,560,151
Tennant Co.	23,400	1,741,428
Timken Co. (The)	30,200	2,068,398
Wabash National Corp.	460,714	3,994,390
Worthington Enterprises, Inc.	32,341	1,905,208
Total		156,717,013
Marine Transportation 0.0%
Golden Ocean Group Ltd.	94,926	730,930
Passenger Airlines 0.3%
Allegiant Travel Co.(a)	93,744	5,210,292
Sun Country Airlines Holdings, Inc.(a)	66,100	765,438
Total		5,975,730
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 3.8%
Barrett Business Services, Inc.	34,841	1,439,804
CBIZ, Inc.(a)	76,530	5,528,527
Conduent, Inc.(a)	505,712	1,132,795
ExlService Holdings, Inc.(a)	188,867	8,685,993
Exponent, Inc.	232,811	17,772,792
Forrester Research, Inc.(a)	65,936	700,900
Franklin Covey Co.(a)	21,300	497,994
FTI Consulting, Inc.(a)	13,911	2,283,630
Heidrick & Struggles International, Inc.	65,650	2,866,279
Huron Consulting Group, Inc.(a)	7,300	1,042,659
IBEX Ltd.(a)	67,432	1,941,367
Insperity, Inc.	27,200	1,760,384
Kelly Services, Inc., Class A	119,873	1,404,912
Kforce, Inc.	49,400	2,015,520
Korn/Ferry International	35,400	2,407,554
ManpowerGroup, Inc.	50,800	2,131,060
MAXIMUS, Inc.	29,400	2,131,794
Mistras Group, Inc.(a)	44,318	334,601
Resources Connection, Inc.	432,469	2,255,326
Science Applications International Corp.	8,700	1,005,198
Skillsoft Corp.(a)	8,943	178,860
TrueBlue, Inc.(a)	328,959	1,973,754
UL Solutions, Inc., Class A	208,996	14,943,214
Verra Mobility Corp.(a)	330,294	7,811,453
Total		84,246,370
Trading Companies & Distributors 3.1%
Air Lease Corp.	60,781	3,501,593
Applied Industrial Technologies, Inc.	42,509	9,629,139
BlueLinx Holdings, Inc.(a)	25,886	1,732,291
Boise Cascade Co.	24,111	2,094,764
DNOW, Inc.(a)	106,759	1,539,465
FTAI Aviation Ltd.	54,602	6,396,624
Global Industrial Co.	71,427	1,860,673
Hudson Technologies, Inc.(a)	93,074	665,479
McGrath Rentcorp	4,600	516,948
MSC Industrial Direct Co., Inc., Class A	28,400	2,306,080
Rush Enterprises, Inc., Class A	151,510	7,522,447
SiteOne Landscape Supply, Inc.(a)	100,365	11,723,636
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Titan Machinery, Inc.(a)	105,400	1,968,872
Transcat, Inc.(a)	115,963	10,132,847
Watsco, Inc.	2,558	1,134,652
WESCO International, Inc.	39,395	6,614,026
Total		69,339,536
Total Industrials		608,652,124
Information Technology 15.5%
Communications Equipment 1.1%
ADTRAN Holdings, Inc.(a)	33,332	267,656
Aviat Networks, Inc.(a)	133,692	2,867,693
Ciena Corp.(a)	55,173	4,417,150
Digi International, Inc.(a)	381,550	12,366,036
NETGEAR, Inc.(a)	125,906	3,692,823
Ribbon Communications, Inc.(a)	145,068	490,330
Total		24,101,688
Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.(a)	14,900	1,763,862
Avnet, Inc.	32,300	1,615,323
Belden, Inc.	5,100	541,620
Crane NXT Co.	146,675	7,863,247
ePlus, Inc.(a)	25,000	1,784,250
Fabrinet(a)	33,155	7,720,805
Ingram Micro Holding Corp.	163,454	3,126,875
IPG Photonics Corp.(a)	29,200	1,934,792
Itron, Inc.(a)	9,300	1,075,080
Jabil, Inc.	11,350	1,906,913
Kimball Electronics, Inc.(a)	72,600	1,314,060
Littelfuse, Inc.	16,609	3,405,841
Methode Electronics, Inc.	218,000	1,733,100
Novanta, Inc.(a)	130,719	16,185,627
OSI Systems, Inc.(a)	5,900	1,292,749
PC Connection, Inc.	38,282	2,503,643
Plexus Corp.(a)	12,576	1,650,726
Rogers Corp.(a)	10,911	726,345
Sanmina Corp.(a)	13,900	1,177,191
Scansource, Inc.(a)	94,782	3,827,297
Vishay Intertechnology, Inc.	116,800	1,643,376
Vontier Corp.	31,900	1,140,425
Total		65,933,147
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.3%
ASGN, Inc.(a)	35,500	1,874,755
DigitalOcean Holdings, Inc.(a)	106,300	3,008,290
Rackspace Technology, Inc.(a)	387,169	441,373
Unisys Corp.(a)	212,222	1,012,299
Total		6,336,717
Semiconductors & Semiconductor Equipment 1.4%
Allegro MicroSystems, Inc.(a)	193,315	4,900,535
Ambarella, Inc.(a)	98,376	5,178,513
Amkor Technology, Inc.	84,909	1,530,060
Credo Technology Group Holding Ltd.(a)	87,435	5,330,038
Diodes, Inc.(a)	28,900	1,283,160
MACOM Technology Solutions Holdings, Inc.(a)	25,622	3,115,891
MKS, Inc.	20,485	1,683,662
Onto Innovation, Inc.(a)	25,355	2,331,139
Photronics, Inc.(a)	85,800	1,433,718
Rambus, Inc.(a)	104,176	5,570,291
Total		32,357,007
Software 9.6%
Adeia, Inc.	130,200	1,671,768
Agilysys, Inc.(a)	108,016	11,439,975
Alkami Technology, Inc.(a)	114,943	3,291,967
Blackline, Inc.(a)	355,358	19,875,173
Box, Inc., Class A(a)	147,612	5,582,686
Braze, Inc., Class A(a)	100,328	3,692,070
CCC Intelligent Solutions Holdings, Inc.(a)	1,200,245	10,538,151
Clear Secure, Inc., Class A	107,364	2,657,259
Clearwater Analytics Holdings, Inc., Class A(a)	811,109	18,736,618
Confluent, Inc., Class A(a)	201,927	4,650,379
CS Disco, Inc.(a)	36,286	142,967
Descartes Systems Group, Inc. (The)(a)	230,445	26,717,793
Dropbox, Inc., Class A(a)	115,544	3,334,600
Freshworks, Inc., Class A(a)	442,498	6,756,944
Gitlab, Inc., Class A(a)	56,323	2,563,260
Informatica, Inc., Class A(a)	157,826	3,789,402
JFrog Ltd.(a)	146,993	6,311,879
MARA Holdings, Inc.(a)	105,780	1,493,614
MeridianLink, Inc.(a)	41,738	696,607

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
nCino, Inc.(a)	192,265	5,056,569
Nutanix, Inc., Class A(a)	67,306	5,161,697
ON24, Inc.(a)	23,544	133,965
Ooma, Inc.(a)	17,725	241,946
Q2 Holdings, Inc.(a)	155,290	13,590,981
Rimini Street, Inc.(a)	53,552	163,334
SentinelOne, Inc., Class A(a)	205,174	3,613,114
SPS Commerce, Inc.(a)	111,535	15,699,667
Telos Corp.(a)	49,494	124,725
UiPath, Inc., Class A(a)	190,218	2,531,802
Varonis Systems, Inc.(a)	91,835	4,378,693
Vertex, Inc.(a)	476,032	18,836,586
Workiva, Inc., Class A(a)	133,408	8,977,024
Xperi, Inc.(a)	113,788	886,409
Total		213,339,624
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp.	272,689	1,333,449
Total Information Technology		343,401,632
Materials 3.4%
Chemicals 1.5%
AdvanSix, Inc.	114,673	2,695,962
American Vanguard Corp.	190,223	935,897
Balchem Corp.	99,367	16,564,479
Cabot Corp.	12,300	918,687
Core Molding Technologies, Inc.(a)	23,700	395,079
Ecovyst, Inc.(a)	297,400	2,215,630
Huntsman Corp.	148,853	1,658,223
Ingevity Corp.(a)	30,400	1,257,648
Innospec, Inc.	11,100	944,388
Koppers Holdings, Inc.	26,942	827,658
Kronos Worldwide, Inc.	61,436	388,890
Olin Corp.	98,300	1,908,003
Origin Materials, Inc.(a)	75,287	32,938
Rayonier Advanced Materials, Inc.(a)	105,659	406,787
Scotts Miracle-Gro Co. (The), Class A	15,257	908,707
Stepan Co.	6,492	352,451
Valhi, Inc.	5,916	86,137
Total		32,497,564
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Eagle Materials, Inc.	26,522	5,363,014
Knife River Corp.(a)	17,600	1,656,160
Total		7,019,174
Containers & Packaging 0.4%
AptarGroup, Inc.	7,017	1,111,493
Greif, Inc., Class A	13,755	764,778
Myers Industries, Inc.	160,300	2,034,207
Silgan Holdings, Inc.	31,400	1,729,198
Sonoco Products Co.	49,200	2,240,568
TriMas Corp.	75,000	1,977,750
Total		9,857,994
Metals & Mining 1.0%
Caledonia Mining Corp. PLC	18,970	324,387
Commercial Metals Co.	143,937	6,706,025
Constellium SE(a)	72,100	875,294
Olympic Steel, Inc.	45,300	1,343,145
Reliance, Inc.	2,993	876,410
Ryerson Holding Corp.	104,508	2,169,586
SSR Mining, Inc.(a)	565,921	6,694,845
SunCoke Energy, Inc.	193,851	1,577,947
Worthington Steel, Inc.	51,123	1,272,963
Total		21,840,602
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	72,846	2,097,236
Louisiana-Pacific Corp.	21,226	1,911,826
Sylvamo Corp.	17,300	916,381
Total		4,925,443
Total Materials		76,140,777
Real Estate 3.6%
Diversified REITs 0.1%
Alexander & Baldwin, Inc.	16,315	292,202
Alpine Income Properties Trust, Inc.	15,245	233,554
American Assets Trust, Inc.	112,994	2,253,100
Armada Hoffler Properties, Inc.	23,750	165,300
Total		2,944,156
Health Care REITs 0.0%
Community Healthcare Trust, Inc.	1,157	18,906
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.0%
Apple Hospitality REIT, Inc.	247,307	2,866,288
Chatham Lodging Trust	114,350	815,316
DiamondRock Hospitality Co.	234,500	1,791,580
Park Hotels & Resorts, Inc.	221,100	2,290,596
Pebblebrook Hotel Trust	231,700	2,127,006
RLJ Lodging Trust	375,794	2,743,296
Summit Hotel Properties, Inc.	173,400	759,492
Sunstone Hotel Investors, Inc.	631,625	5,659,360
Xenia Hotels & Resorts, Inc.	260,732	3,188,752
Total		22,241,686
Industrial REITs 0.3%
Plymouth Industrial REIT, Inc.	120,103	1,945,668
Terreno Realty Corp.	73,078	4,123,061
Total		6,068,729
Office REITs 0.3%
Easterly Government Properties, Inc.	143,906	3,127,078
Empire State Realty Trust, Inc., Class A	303,900	2,327,874
Orion Properties, Inc.	159,007	303,703
Total		5,758,655
Real Estate Management & Development 1.4%
Cushman & Wakefield PLC(a)	206,900	2,075,207
Douglas Elliman, Inc.(a)	299,200	813,824
FirstService Corp.	114,540	20,089,743
Forestar Group, Inc.(a)	73,101	1,399,884
Howard Hughes Holdings, Inc.(a)	12,098	826,414
Kennedy-Wilson Holdings, Inc.	19,164	122,075
Marcus & Millichap, Inc.	31,800	916,158
Newmark Group, Inc., Class A	129,101	1,421,402
Opendoor Technologies, Inc.(a)	614,696	400,905
RE/MAX Holdings, Inc., Class A(a)	36,994	279,305
RMR Group, Inc. (The), Class A	114,161	1,723,831
Seritage Growth Properties, Class A(a)	279,700	788,754
Total		30,857,502
Residential REITs 0.1%
Equity LifeStyle Properties, Inc.	16,609	1,055,834
NexPoint Residential Trust, Inc.	9,503	323,102
Total		1,378,936
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.4%
Alexander’s, Inc.	5,400	1,216,026
Curbline Properties Corp.	15,594	353,828
InvenTrust Properties Corp.	107,075	3,007,737
Macerich Co. (The)	18,758	303,504
Phillips Edison & Co., Inc.	94,427	3,348,381
SITE Centers Corp.	59,159	705,175
Whitestone REIT	92,108	1,134,771
Total		10,069,422
Specialized REITs 0.0%
Uniti Group, Inc.	122,053	524,828
Total Real Estate		79,862,820
Utilities 1.8%
Electric Utilities 0.3%
Otter Tail Corp.	20,700	1,597,626
Portland General Electric Co.	47,400	2,009,760
TXNM Energy, Inc.	39,300	2,227,917
Total		5,835,303
Gas Utilities 0.7%
MDU Resources Group, Inc.	124,700	2,143,593
Northwest Natural Holding Co.	61,089	2,502,816
Southwest Gas Holdings, Inc.	114,461	8,221,734
Spire, Inc.	25,200	1,897,056
Total		14,765,199
Multi-Utilities 0.5%
Avista Corp.	155,179	5,975,944
Black Hills Corp.	35,400	2,069,838
Northwestern Energy Group, Inc.	36,500	2,019,545
Unitil Corp.	17,900	981,457
Total		11,046,784
Water Utilities 0.3%
American States Water Co.	38,479	3,034,839
California Water Service Group	44,626	2,108,578
H2O America	36,600	1,920,768
Total		7,064,185
Total Utilities		38,711,471
Total Common Stocks (Cost $2,212,990,694)		2,200,420,448

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2025 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(e),(f)	17,939,975	17,934,593
Total Money Market Funds (Cost $17,935,973)		17,934,593
Total Investments in Securities (Cost: $2,230,926,667)		2,218,355,041
Other Assets & Liabilities, Net		1,644,902
Net Assets		2,219,999,943
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	40,687,557	521,026,679	(543,776,442)	(3,201)	17,934,593	2,241	1,289,923	17,939,975
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT102_08_R01_(07/25)